Document and Entity Information	Dec. 09, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001561550
Document Type	8-K
Document Period End Date	Dec. 09, 2024
Entity Registrant Name	Datadog, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39051
Entity Tax Identification Number	27-2825503
Entity Address, Address Line One	620 8th Avenue
Entity Address, Address Line Two	45th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(866)
Local Phone Number	329-4466
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.00001 per share
Trading Symbol	DDOG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false